Document And Entity Information	Dec. 21, 2021
Document Information Line Items
Entity Registrant Name	NUVERA COMMUNICATIONS, INC.
Document Type	8-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000071557
Document Period End Date	Dec. 21, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	MN
Entity File Number	0-3024
Entity Tax Identification Number	41-0440990
Entity Address, Address Line One	27 North Minnesota Street
Entity Address, City or Town	New Ulm
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	56073
City Area Code	507
Local Phone Number	354-4111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false